NATURE OF OPERATIONS AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

NOTE A - NATURE OF OPERATIONS AND GOING CONCERN

Nature of Operations

Brand Engagement Network Inc. (formerly Blockchain Exchange Network Inc.) (together with its subsidiaries, “BEN” or “the Company”) was formed in Jackson, Wyoming on April 17, 2018, and was named in honor of the renowned Founding Father and inventor, Benjamin Franklin. In 2019, the Company became a wholly owned subsidiary of Datum Point Labs (“DPL”), and then was spun out of DPL in May 2021. BEN acquired DPL in December 2021.

The Company is an innovative AI platform provider, designed to interface with emerging technologies, including blockchain, internet of things, and cloud computing, that drives digital transformation across various industries and provides businesses with unparalleled competitive edge. BEN offers a suite of configured and customizable applications, including natural language processing, anomaly detection, encryption, recommendation engines, sentiment analysis, image recognition, personalization, and real-time decision-making. These applications help companies improve customer experiences, optimize cost drivers, mitigate risks, and enhance operational efficiency.

Business Combination with DHC

On March 14, 2024, the Company consummated its previously announced business combination (the “Closing”) pursuant to the Business Combination Agreement, dated September 7, 2023 (as amended, the “Business Combination Agreement”), by and among DHC Acquisition Corp., a Cayman Islands exempted company (“DHC”), Brand Engagement Network Inc., a Wyoming corporation (“Prior BEN”), BEN Merger Subsidiary Corp., a Delaware corporation and a direct, wholly owned subsidiary of DHC (“Merger Sub”) and DHC Sponsor, LLC, a Delaware limited liability company (the “Sponsor”). The transactions contemplated by the Business Combination Agreement, including the Domestication and the Merger (each as defined below) are collectively referred to herein as the “Business Combination.”

Prior to the Closing, as contemplated by the Business Combination Agreement, DHC became a Delaware corporation named “Brand Engagement Network Inc.” (the “Domestication”), and (i) each issued and outstanding Class A ordinary share, par value $0.0001 per share, of DHC (the “Class A Shares”) was automatically converted, on a one-for-one basis, into a share of common stock, par value $0.0001 per share (“Common Stock”), of BEN, (ii) each issued and outstanding Class B ordinary share, par value $0.0001 per share, of DHC was automatically converted, on a one-for-one basis, into a share of Common Stock of BEN, (iii) each then-issued and outstanding public warrant of DHC, each representing a right to acquire one Class A Share for $11.50 was automatically converted, on a one-for-one basis, into a public warrant of BEN (a “Public Warrant”), which represents a right to acquire one share of Common Stock for $11.50, pursuant to Section 4.5 of the Warrant Agreement, dated March 4, 2021, by and between DHC and Continental Stock Transfer and Trust Company (the “Warrant Agreement”), (iv) each then-issued and outstanding private placement warrant, each representing a right to acquire one Class A Share for $11.50 (a “Private Placement Warrant”), was automatically converted, on a one-for-one basis, into a private placement warrant of BEN, which represents a right to acquire one share of Common Stock for $11.50, pursuant to Section 4.5 of the Warrant Agreement, (v) each then-issued and outstanding unit of DHC, each representing a Class A Share and one-third of a DHC Public Warrant (a “Unit”), that had not been previously separated into the underlying Class A Share and one-third of one DHC Public Warrant upon the request of the holder thereof, were separated and automatically converted into one share of Common Stock and one-third of one Public Warrant.

Following the Domestication, on March 14, 2024, pursuant to the Business Combination Agreement, Merger Sub merged with and into Prior BEN (the “Merger”), with Prior BEN surviving the Merger as a direct, wholly owned subsidiary of BEN. In connection with the Merger, (i) all outstanding shares of Prior BEN’s common stock were exchanged for shares of Common Stock at an exchange ratio of 0.2701 (the “Exchange Ratio”) shares of Common Stock per one share of Prior BEN common stock, (ii) each then-issued and outstanding compensatory warrant of Prior BEN, each representing a right to acquire one share of Prior BEN common stock, were assumed by BEN and adjusted pursuant to the Exchange Ratio and in accordance with the terms of their agreements, into new compensatory warrants of BEN, and (iii) each then issued and outstanding option to purchase shares of Prior BEN common stock, each representing a right to acquire one share of Prior BEN common stock, were assumed by BEN and adjusted pursuant to the Exchange Ratio and in accordance with the terms of their agreements, into options to purchase Common Stock.

Except as otherwise indicated, references herein to “BEN,” the “Company,” or the “Combined Company,” refer to Brand Engagement Network Inc. Inc. on a post-Merger basis, and references to “Prior BEN” refer to the business of privately-held Brand Engagement Network Inc. prior to the completion of the Merger. References to “DHC” refer to DHC Acquisition Corp. prior to the completion of the Merger.

In connection with the Business Combination, the Company assumed 10,314,952 Public Warrants and 6,126,010 Private Placement Warrants.

Exchange Ratio

As noted in Note C, the Business Combination was accounted for as a reverse recapitalization under which the historical financial statements of the Company prior to the Merger are Prior BEN. All common stock, per share and related information presented in the unaudited condensed consolidated financial statements and notes prior to the Merger have been retroactively adjusted to reflect the Exchange Ratio.

Liquidity and Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared as though the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As of September 30, 2024, the Company had an accumulated deficit of $29,058,916, a net loss of $15,757,196 and net cash used in operating activities of $11,666,133 during the nine months ended September 30, 2024. Management expects to continue to incur operating losses and negative cash flows from operations for at least the next 12 months. The Company has financed its operations to date from proceeds from the sale of Common Stock, exercises of warrants, the issuance of promissory notes and convertible debt, and its transactions with AFG Companies Inc. (“AFG”). On August 26, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), whereby the Company has the right, but not the obligation, to sell up to $50,000,000 of its shares of Common Stock at the Company’s request any time during the 36 months following the execution of the SEPA, subject to certain conditions. However, the Company’s ability to access the proceeds from the SEPA is subject to market conditions, such as trading volume, the price of the Company’s Common Stock and other factors beyond the Company’s control. The Company’s current liquidity position raises substantial doubt about the Company’s ability to continue as a going concern.

The Company believes that its existing cash and cash equivalents and proceeds from the May SPA, August SPA, SEPA (Note J), and Yorkville Promissory Note (Note N) will be insufficient to meet its anticipated cash requirements for at least the next 12 months from the date the unaudited condensed consolidated financial statements are issued. The Company will need to raise additional capital to continue to fund operations and product research and development. The Company believes that it will be able to obtain additional working capital through equity financings, additional debt, or other arrangements to fund future operations, and it intends to raise capital through equity or debt investments in the Company by third parties, including through the SEPA, however, the Company’s cannot conclude these are probable of being implemented or, if probable of being implemented, being in sufficient enough amounts to satisfy the Company’s contractual amounts as they presently exist that are coming due over the next 12 months as of the date of such filing.

The assumptions upon which the Company has based its estimates are routinely evaluated and may be subject to change. The actual amount of the Company’s expenditures will vary depending upon several factors including but not limited to the design, timing, and the progress of the Company’s research and development programs, and the level of financial resources available. The Company can adjust its operating plan spending based on available financial resources.

The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE A - NATURE OF OPERATIONS AND GOING CONCERN

History

Brand Engagement Network Inc. (formerly Blockchain Exchange Network Inc.) (together with its subsidiaries, “BEN” or “the Company”) was formed in Jackson, Wyoming on April 17, 2018, and was named in honor of the renowned Founding Father and inventor, Benjamin Franklin. In 2019, the Company became a wholly owned subsidiary of Datum Point Labs (“DPL”), and then was spun out of DPL in May 2021. BEN acquired DPL in December 2021.

The recent developments of the business are as follows:

●	In November 2022, the Company determined that the AI industry had a higher likelihood, as compared to blockchain and other forms of data management, of long-term potential due to the rapidly evolving consumer demand for AI solutions.

●	In the fourth quarter of 2022, the Company’s management team, in consultation with its advisors, developed an internal strategy to execute on AI. Significant changes were made to the business, including abandoning a primary strategy involving blockchain, and completing an overhaul of the platform, a shift from business-to-consumer to business-to-business-to-consumer, and the development of a new business model and use cases.

●	In February 2023, DHC Acquisition Corp, a special purpose acquisition company, and the Company entered into a non-disclosure agreement for a potential business combination.

●	As the Company continued to look at acquisitions to further its strategy of consumer data management through AI, the Company identified an opportunity to acquire DM Lab (Note C). In March 2023, the Company provided a non-binding term sheet to DM Lab.

●	In April of 2023, the Company’s management team traveled to Korea to visit DM Lab. Because the Company believed DM Lab to be in distress, the Company believed DM Lab to be an attractive target for an acquisition given its technology, intellectual property and its existing collaboration with Korea University. As the Company performed diligence on DM Lab and the AI market, the Company determined that the acquisition was in the best interest of its shareholders.

●	In April 2023, the Company retained the services of, on a consulting basis, its Chief Executive Officer to provide consulting and professional services relating to the Company’s product development.

●	In April 2023, the Company undertook a convertible note offering with accredited investors with a conversion price of $3.70 per share.

●	In May 2023, the Company entered into an asset purchase agreement to purchase DM Lab.

●	The Company still holds significant intellectual property in the form of a patent portfolio that the Company believes will be a cornerstone of its artificial intelligence solutions for certain industries that it expects to target, including the automotive, healthcare, and financial services industries.

Nature of Operations

The Company is an innovative AI platform provider, designed to interface with emerging technologies, including blockchain, internet of things, and cloud computing, that drives digital transformation across various industries and provides businesses with unparalleled competitive edge. BEN offers a suite of configured and customizable applications, including natural language processing, anomaly detection, encryption, recommendation engines, sentiment analysis, image recognition, personalization, and real-time decision-making. These applications help companies improve customer experiences, optimize cost drivers, mitigate risks, and enhance operational efficiency.

Exchange Ratio

As noted in Note P, in connection with the merger, all common stock and instruments convertible or exercisable into common stock, per share and related information presented in the consolidated financial statements and notes prior to the merger have been retroactively adjusted to reflect the Exchange Ratio.

Going Concern

The accompanying financial statements have been prepared as though the Company will continue as a going concern, which contemplates the realization of consolidated assets and satisfaction of liabilities in the normal course of business. As of and for the year ended December 31, 2023, the Company has an accumulated deficit of approximately $13.3 million, a net loss of approximately $11.7 million and net cash used in operating activities of approximately $5.1 million. Management expects to continue to incur operating losses and negative cash flows from operations for at least the next 12 months. The Company has financed its operations to date from proceeds from the sale of common stock, exercises of warrants, and issuance of debt. The Company’s current liquidity position raises substantial doubt about the Company’s ability to continue as a going concern.

The Company believes that its existing cash and cash equivalents will be insufficient to meet its anticipated cash requirements for at least the next 12 months from the date the consolidated financial statements are issued. The assumptions upon which the Company has based its estimates are routinely evaluated and may be subject to change. The actual amount of the Company’s expenditures will vary depending upon several factors including but not limited to the design, timing, and the progress of the Company’s research and development programs, and the level of financial resources available. The Company can adjust its operating plan spending based on available financial resources.

The Company will need to raise additional capital to continue to fund operations and product research and development. The Company believes that it will be able to obtain additional working capital through equity financings, additional debt, or other arrangements to fund future operations; however, as of the date of these financial statements, no committed funding has been obtained, and there can be no assurance that such additional financing, if available, can be obtained on terms acceptable to the Company. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.